Capital stock (Tables)	12 Months Ended
Dec. 31, 2021
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Movement of Ordinary Shares Issued

c)	Movements in the number of the Company’s ordinary shares outstanding are as follows:

	2019	2020	2021
	in thousands	in thousands	in thousands
January 1	727,265	727,240	727,240
Restricted shares – cancelled	(25)	—	—

December 31	727,240	727,240	727,240